Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2013		2012		2011
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$8,601.5	$542.9	$8,103.9	$338.9	$7,627.4	$564.9
Direct	6,740.1	473.9	6,264.2	289.5	5,803.7	354.4
Total Personal Lines[1]	15,341.6	1,016.8	14,368.1	628.4	13,431.1	919.3
Commercial Lines	1,761.6	114.1	1,649.0	86.3	1,467.1	133.5
Other indemnity	.2	(10.8)	.9	(5.8)	4.6	(5.5)
Total underwriting operations	17,103.4	1,120.1	16,018.0	708.9	14,902.8	1,047.3
Fees and other revenues[2]	291.8	NA	281.8	NA	266.5	NA
Service businesses	39.6	.8	36.1	0	22.8	3.4
Investments[3]	740.4	721.6	749.8	734.4	582.6	569.1
Gains (losses) on extinguishment of debt	(4.3)	(4.3)	(1.8)	(1.8)	(.1)	(.1)
Interest expense	NA	(118.2)	NA	(123.8)	NA	(132.7)
Consolidated total	$18,170.9	$1,720.0	$17,083.9	$1,317.7	$15,774.6	$1,487.0

[1] Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2013, 2012, and 2011; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.
NA = Not Applicable

Underwriting Margins and Combined Ratios for our Underwriting Operations
Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2013		2012		2011
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	6.3%	93.7	4.2%	95.8	7.4%	92.6
Direct	7.0	93.0	4.6	95.4	6.1	93.9
Total Personal Lines	6.6	93.4	4.4	95.6	6.8	93.2
Commercial Lines	6.5	93.5	5.2	94.8	9.1	90.9
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	6.5	93.5	4.4	95.6	7.0	93.0

[1] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.